RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV
RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV
Investment Objective
The Rivington Diversified Global Equity Fund by WHV (the "Fund") seeks to provide long-term growth of capital.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 22 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV	Class A		Class C		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV		Class A	Class C	Class I
Management Fees		0.74%	0.74%	0.74%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.09%	1.09%	1.09%
Total Annual Fund Operating Expenses		2.08%	2.83%	1.83%
Fee Waiver and/or Expense Reimbursement	[2]	(0.84%)	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses after Waiver and/or Expense Reimbursement	[2]	1.24%	1.99%	0.99%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund Fees and Expenses," interest, extraordinary items, and brokerage commissions, do not exceed 0.99% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV - USD ($)	1 Year	3 Years
Class A	694	946
Class C	303	624
Class I	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Summary of Principal Investment Strategies

The Fund primarily invests in a combination of equity securities of both U.S. and foreign companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Adviser anticipates that the percentage of the Fund's investable universe not included in the MSCI ACWI index will be approximately 20%. The Fund will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S. The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 20% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies.

The Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of initial purchase, in equity or equity-related securities. This non-fundamental policy may be changed by the Board of Trustees of the Trust without shareholder approval upon sixty (60) days' written notice to shareholders. The Fund's investments in equity and equity-related securities include common and preferred stock, exchange-traded funds, convertible preferred stock, warrants and rights.

WHV implements its investment strategy by first using a proprietary global "life-cycle" screen to narrow the Fund's investable universe. WHV then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Adviser believes have the ability to generate sustainable returns, regardless of sector or country.

WHV's "life-cycle" screen classifies companies according to their cash flow returns and asset growth into one of the following five categories, which are independent of sector, industry or region classification:

•  Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•  Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•  Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•  Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•  Distress: Companies characterized as having returns driven down below the cost of capital.

WHV's investment team actively invests across all five stages of the "life-cycle", building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

Once the "life-cycle" screen has been applied, WHV uses a fundamental, bottom-up stock selection process. The team's initial analysis includes researching a company's business model, competitive landscape, management and financial statements. WHV's investment team generally seeks companies which it believes have an attractive investment thesis and are, in the Adviser's opinion, mispriced by the market. In constructing and maintaining the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy

The Adviser will sell or reallocate a Fund's securities if the Adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Investing Risks: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Growth Securities Risks: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Adviser anticipates.

•  Mid Cap Stock Risk: Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•  Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

•  Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

•  Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can rely in making a determination whether or not to invest in the Fund.

Performance Information
Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.